Short-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-term Debt

9. Short-term Debt

On December 31, 2024 and 2023, the Company had a line of credit with Wells Fargo and Yamaha Motor Finance for $1,250,000 and $1,000,000, respectively. Interest on our Wells Fargo line is calculated in two ways, the average daily balance is prime +5%, with a minimum prime at 5.5%, there is also a monthly flat charge of 0.2%, which, is 2.4% annualized. After the 150-day due in full period, the average daily balance rate goes up to prime +8.5% with no monthly flat charge. On December 31, 2024 and 2023, the interest rate on the line of credit was 11.13% and 11.6%.

Interest on our Yamaha line is calculated on the average daily balance +4%, with a minimum prime at 8.0%. On December 31, 2024 and 2023, our interest rate was 11.75% and 16.8%, respectively.

On December 31, 2024 and 2023, the outstanding balance with Wells Fargo was $130,690 and $231,736, respectively. On December 31, 2024 and 2023, the outstanding balance with Yamaha Motor Finance was $255,649 and $210,674, respectively. The outstanding balances are included in account payable on the consolidated balance sheets.

Twin Vee Powercarsco [Member]
Short-term Debt

7. Short-term Debt

On September 30, 2025 and December 31, 2024, the Company had a line of credit with Wells Fargo and Yamaha Motor Finance for $1,250,000 and $1,000,000, respectively.

Interest on the Company’s Wells Fargo line is calculated in two ways: the average daily balance is prime +5%, with a minimum prime at 5.5%, there is also a monthly flat charge of 0.2%, which is 2.4% annualized. After the 150-day due in full period, the average daily balance rate goes up to prime +8.5% with no monthly flat charge. On September 30, 2025 and December 31, 2024 the interest rate on the line of credit was approximately 12.7% and 11.1%.

Interest on the Company’s Yamaha line is calculated on the average daily balance +4%, with a minimum prime at 8.0%. On September 30, 2025 and December 31, 2024, the interest rate was 12.6% and 11.8%, respectively.

On September 30, 2025 and December 31, 2024, the outstanding motor balance with Wells Fargo was $77,968 and $130,690, respectively. On September 30, 2025 and December 31, 2024, the outstanding motor balance with Yamaha Motor Finance was $153,745 and $255,649, respectively. The outstanding balances are included in account payable on the condensed consolidated balance sheets.